NET CAPITAL REQUIREMENTS	3 Months Ended	6 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
NET CAPITAL REQUIREMENTS
NET CAPITAL REQUIREMENTS

NOTE 4. NET CAPITAL REQUIREMENTS

As a broker-dealer, Wilson-Davis is subject to the uniform net capital rule adopted and administered by the SEC. The rule requires maintenance of minimum net capital and prohibits a broker-dealer from engaging in securities transactions at a time when its net capital falls below minimum requirements, as those terms are defined by the rule. Under the alternative method permitted by this rule, net capital shall not be less than the greater of $250,000 or 2% of aggregate debit items arising from customer transactions, as defined. Also, Wilson-Davis has a minimum requirement based upon the number of securities markets that it maintains. On September 30, 2024, Wilson-Davis’s net capital was $10,449,178, which was $10,199,178 in excess of the minimum required.

NOTE 4. NET CAPITAL REQUIREMENTS

As a broker dealer, the Company is subject to the uniform net capital rule adopted and administered by the Securities and Exchange Commission. The rule requires maintenance of minimum net capital and prohibits a broker dealer from engaging in securities transactions at a time when its net capital falls below minimum requirements, as those terms are defined by the rule. Under the alternative method permitted by this rule, net capital shall not be less than the greater of $250,000 or 2% of aggregate debit items arising from customer transactions, as defined. Also, the Company has a minimum requirement based upon the number of securities’ markets that the Company maintains. At June 30, 2024, the Company’s net capital was $10,437,312 which was $10,187,312 in excess of the minimum required